Commitments (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Contingent fees	$ 404,000
Convertible loans into warrants	$ 2,000,000
Warrants of price (in Dollars per share) | $ / shares	$ 1.50
Deferred fee percentage	3.50%
Gross proceeds of the initial public offering	$ 12,075,000
Aggregate annual fees	62,500
Aggregate success fees	1,100,000
Accrual amount	$ 38,300